Nature of business	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Nature of business
1.	Nature of business

Cronos Group Inc. (the "Cronos Group" or the "Company") was incorporated under the Business Corporations Act (Ontario). Cronos Group is a public corporation, with its head office located at 720 King Street West, Suite 320, Toronto, Ontario, M5V 2T3. The Company's common shares are currently listed on the Toronto Stock Exchange ("TSX") and Nasdaq Global Market under the ticker symbol ("CRON").

Cronos Group is an innovative global cannabinoid company, with international production and distribution across five continents. Cronos Group is committed to building disruptive intellectual property by advancing cannabis research, technology and product development. With a passion to responsibly elevate the consumer experience, Cronos Group is building an iconic brand portfolio. Cronos Group’s brand portfolio includes PEACE NATURALS™, a global health and wellness brand, and two adult-use brands, COVE™ and Spinach™. The Company operates two wholly-owned license holders ("License Holders") under the Cannabis Act (Canada) and its relevant regulations (the "Cannabis Act"). Our License Holders are Peace Naturals Project Inc. ("Peace Naturals"), which has production facilities near Stayner, Ontario, and Original BC Ltd. ("OGBC"), which has a production facility in Armstrong, British Columbia. Currently, Cronos Group sells dried cannabis, pre-rolls and cannabis oils through wholesale and direct-to-consumer channels under its PEACE NATURALS™, COVE™ and Spinach™ brands.

Cronos Group has also entered into five strategic joint ventures in Canada, Israel, Australia, and Colombia, and holds minority interests in cannabis-related companies and License Holders. One of these strategic joint ventures is considered a subsidiary for financial reporting purposes, refer to Note 2(a).